Summary of Property, Plant, and Equipment Expected Life Salvage Value and Basis of Depreciation (Detail)	12 Months Ended
Dec. 31, 2022
Drilling Rig Power and Tubulars Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	5 years
Basis of Depreciation	straight-line
Drilling Rig Dynamic Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	10 years
Basis of Depreciation	straight-line
Drilling Rig Structural Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	20 years
Salvage Value	10.00%
Basis of Depreciation	straight-line
Service Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	20 years
Salvage Value	10.00%
Basis of Depreciation	straight-line
Drilling Rig Spare Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	up to 15 years
Basis of Depreciation	straight-line
Service Rig Spare Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	up to 15 years
Basis of Depreciation	straight-line
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	up to 15 years
Basis of Depreciation	straight-line
Rental Equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Salvage Value	25.00%
Rental Equipment [Member] | Bottom Of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Salvage Value	0.00%
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	3 to 10 years
Basis of Depreciation	straight-line
Light Duty Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	4 years
Basis of Depreciation	straight-line
Heavy Duty Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	7 to 10 years
Basis of Depreciation	straight-line
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Expected Life	10 to 20 years
Basis of Depreciation	straight-line